Warrant Liabilities - Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Details)	6 Months Ended
Dec. 31, 2024 CNY (¥) ¥ / shares
As Originally Reported [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense, net	¥ (1,423,313)
Gain on fair value change of warrant liabilities
Loss on settlement of convertible notes	(4,061,543)
Total other expenses, net	(4,228,811)
(Loss) Income Before Income Taxes	(424,473)
Net Loss	(1,515,720)
Foreign currency translation adjustments	(390,307)
Comprehensive loss	¥ (1,906,027)
Loss per share
Basic (in Yuan Renminbi per share) | ¥ / shares	¥ (0.05)
Diluted (in Yuan Renminbi per share) | ¥ / shares	¥ (0.05)
Adjustment [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense, net	¥ (182,661)
Gain on fair value change of warrant liabilities	1,430,663
Loss on settlement of convertible notes	(376,887)
Total other expenses, net	871,115
(Loss) Income Before Income Taxes	871,115
Net Loss	871,115
Foreign currency translation adjustments	26,162
Comprehensive loss	¥ 897,277
Loss per share
Basic (in Yuan Renminbi per share) | ¥ / shares	¥ 0.03
Diluted (in Yuan Renminbi per share) | ¥ / shares	¥ 0.03
As Adjusted [Member]
Schedule of Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense, net	¥ (1,605,974)
Gain on fair value change of warrant liabilities	1,430,663
Loss on settlement of convertible notes	(4,438,430)
Total other expenses, net	(3,357,696)
(Loss) Income Before Income Taxes	446,642
Net Loss	(644,605)
Foreign currency translation adjustments	(364,145)
Comprehensive loss	¥ (1,008,750)
Loss per share
Basic (in Yuan Renminbi per share) | ¥ / shares	¥ (0.02)
Diluted (in Yuan Renminbi per share) | ¥ / shares	¥ (0.02)